Note 26 - Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for other operating income (expense) [text block]
	2024	2023

Salaries and benefits (ESG) (1)	(1,272)	(2,266)
(Accrual) reversal for contingencies	(6,501)	768
Taxes and fees	(1,349)	-
Social programs (1)	(531)	(5,061)
Instituto Lítio Verde (1)	(1,584)	-
Other	1,034	(98)
	(10,203)	(6,657)